UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00572

American Mutual Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A. S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Mutual Fund®
Investment portfolio

January 31, 2011
unaudited

Common stocks — 87.06%	Shares	Value (000)

ENERGY — 9.85%
Apache Corp.	483,400	$57,699
Baker Hughes Inc.	2,997,619	205,367
Chevron Corp.	2,238,911	212,540
ConocoPhillips	3,977,900	284,261
Devon Energy Corp.	1,925,000	170,728
EOG Resources, Inc.	926,600	98,581
Exxon Mobil Corp.	670,000	54,055
Halliburton Co.	800,000	36,000
Marathon Oil Corp.	2,588,600	118,299
Royal Dutch Shell PLC, Class A (ADR)	5,076,000	360,345
Royal Dutch Shell PLC, Class B (ADR)	1,172,000	82,708
Schlumberger Ltd.	880,400	78,347
Spectra Energy Corp	2,430,500	63,752
		1,822,682

MATERIALS — 3.86%
Air Products and Chemicals, Inc.	1,535,000	133,929
Dow Chemical Co.	6,098,800	216,385
E.I. du Pont de Nemours and Co.	690,000	34,969
MeadWestvaco Corp.	5,749,864	164,619
Monsanto Co.	590,000	43,294
Praxair, Inc.	1,302,700	121,203
		714,399

INDUSTRIALS — 15.34%
3M Co.	2,816,700	247,644
Avery Dennison Corp.	805,000	33,882
Boeing Co.	610,000	42,383
CSX Corp.	4,012,500	283,282
Eaton Corp.	400,000	43,184
Emerson Electric Co.	2,330,000	137,190
General Dynamics Corp.	945,000	71,253
General Electric Co.	8,417,500	169,528
Illinois Tool Works Inc.	850,000	45,467
Lockheed Martin Corp.	1,845,000	146,862
Norfolk Southern Corp.	1,431,198	87,575
Pentair, Inc.	1,800,000	65,106
Pitney Bowes Inc.	4,166,900	101,172
Precision Castparts Corp.	314,000	44,899
R.R. Donnelley & Sons Co.	6,752,657	119,657
Republic Services, Inc.	1,870,000	57,671
Rockwell Automation	1,000,000	81,010
Siemens AG (ADR)	250,000	32,103
Southwest Airlines Co.	4,450,000	52,733
Union Pacific Corp.	2,231,900	211,205
United Parcel Service, Inc., Class B	2,450,000	175,469
United Technologies Corp.	5,110,000	415,443
Waste Management, Inc.	4,645,400	175,921
		2,840,639

CONSUMER DISCRETIONARY — 10.36%
Carnival Corp., units	655,000	29,285
Comcast Corp., Class A	4,540,000	103,285
Comcast Corp., Class A, special nonvoting shares	1,500,000	32,160
Darden Restaurants, Inc.	3,800,000	179,018
DIRECTV, Class A1	1,000,000	42,390
Harley-Davidson, Inc.	2,408,000	95,477
Home Depot, Inc.	9,710,000	357,037
Johnson Controls, Inc.	3,175,000	121,888
Kohl’s Corp.1	1,000,000	50,780
Lowe’s Companies, Inc.	2,000,000	49,600
Mattel, Inc.	1,980,000	46,886
McDonald’s Corp.	1,200,000	88,404
McGraw-Hill Companies, Inc.	1,321,643	51,518
News Corp., Class A	3,850,000	57,827
Staples, Inc.	5,725,000	127,725
Target Corp.	1,790,000	98,146
Time Warner Cable Inc.	1,235,509	83,804
Time Warner Inc.	4,169,333	131,126
VF Corp.	750,000	62,040
YUM! Brands, Inc.	2,340,000	109,418
		1,917,814

CONSUMER STAPLES — 5.40%
Avon Products, Inc.	2,990,000	84,647
Coca-Cola Co.	850,000	53,422
Colgate-Palmolive Co.	527,500	40,496
ConAgra Foods, Inc.	950,000	21,214
General Mills, Inc.	1,500,000	52,170
H.J. Heinz Co.	600,000	28,500
Kellogg Co.	900,000	45,270
Kimberly-Clark Corp.	2,220,000	143,701
Kraft Foods Inc., Class A	9,890,000	302,337
PepsiCo, Inc.	2,836,800	182,435
Procter & Gamble Co.	310,000	19,570
Sara Lee Corp.	1,500,000	25,455
		999,217

HEALTH CARE — 8.17%
Abbott Laboratories	5,357,000	241,922
Amgen Inc.1	630,000	34,701
Bristol-Myers Squibb Co.	6,162,500	155,172
Cardinal Health, Inc.	1,305,000	54,171
Eli Lilly and Co.	3,125,000	108,656
Johnson & Johnson	600,000	35,862
Medtronic, Inc.	2,607,000	99,900
Merck & Co., Inc.	15,523,160	514,903
Novartis AG (ADR)	2,030,000	113,396
Pfizer Inc	8,465,000	154,232
		1,512,915

FINANCIALS — 5.17%
Allstate Corp.	700,000	21,798
American Express Co.	1,250,000	54,225
Arthur J. Gallagher & Co.	1,887,331	56,016
Bank of New York Mellon Corp.	3,280,000	102,434
Bank of Nova Scotia	2,250,000	127,373
BB&T Corp.	3,050,000	84,302
Cullen/Frost Bankers, Inc.	1,593,000	92,044
JPMorgan Chase & Co.	4,223,000	189,782
Lincoln National Corp.	413,300	11,920
Marsh & McLennan Companies, Inc.	2,611,029	72,795
Northern Trust Corp.	221,400	11,508
Old Republic International Corp.	5,400,000	66,042
State Street Corp.	1,419,700	66,328
		956,567

INFORMATION TECHNOLOGY — 13.60%
Analog Devices, Inc.	1,745,000	67,758
Applied Materials, Inc.	2,500,000	39,225
Automatic Data Processing, Inc.	2,000,000	95,800
Cisco Systems, Inc.1	1,950,000	41,242
Google Inc., Class A1	290,600	174,465
Hewlett-Packard Co.	4,220,000	192,812
Intel Corp.	10,286,000	220,738
International Business Machines Corp.	2,810,000	455,220
KLA-Tencor Corp.	672,000	29,622
Linear Technology Corp.	3,845,000	133,768
Maxim Integrated Products, Inc.	4,898,300	126,474
Microchip Technology Inc.	1,500,000	54,705
Microsoft Corp.	16,469,198	456,609
Nokia Corp. (ADR)	3,590,000	38,413
Oracle Corp.	4,846,000	155,217
Paychex, Inc.	1,000,000	32,000
QUALCOMM Inc.	800,000	43,304
SAP AG (ADR)	235,000	13,606
Texas Instruments Inc.	3,350,000	113,599
Xilinx, Inc.	1,008,400	32,470
		2,517,047

TELECOMMUNICATION SERVICES — 6.53%
AT&T Inc.	24,162,297	664,946
BCE Inc.	3,750,000	136,238
CenturyLink, Inc.	8,347,822	360,960
Verizon Communications Inc.	1,300,000	46,306
		1,208,450

UTILITIES — 6.12%
Ameren Corp.	3,598,680	102,094
American Electric Power Co., Inc.	1,435,000	51,201
Dominion Resources, Inc.	1,900,000	82,726
DTE Energy Co.	750,000	34,695
Duke Energy Corp.	8,625,000	154,215
Exelon Corp.	3,093,720	131,514
FirstEnergy Corp.	3,127,728	122,357
PPL Corp.	2,747,000	70,845
Progress Energy, Inc.	2,346,900	105,423
Public Service Enterprise Group Inc.	2,575,000	83,507
Questar Corp.	420,000	7,320
Southern Co.	2,000,000	75,240
Xcel Energy Inc.	4,745,000	111,840
		1,132,977

MISCELLANEOUS — 2.66%
Other common stocks in initial period of acquisition		493,248

Total common stocks (cost: $13,402,559,000)		16,115,955

Preferred stocks — 1.36%

FINANCIALS — 1.36%
JPMorgan Chase & Co., Series I, 7.90%2	114,579,000	123,918
Wells Fargo & Co., Series K, 7.98%2	118,466,000	127,351

Total preferred stocks (cost: $221,115,000)		251,269

Convertible securities — 0.20%

CONSUMER DISCRETIONARY — 0.02%
Johnson Controls, Inc. 11.50% convertible preferred 2012, units3	22,000	4,103

UTILITIES — 0.18%
PPL Corp. 9.50% convertible preferred 2013, units	600,000	32,580

Total convertible securities (cost: $32,049,000)		36,683

	Principal amount
Bonds & notes — 3.61%	(000)

ENERGY — 0.11%
Apache Corp. 6.00% 2013	$5,000	5,575
Enbridge Energy Partners, LP 5.35% 2014	5,075	5,583
Kinder Morgan Energy Partners LP 6.75% 2011	4,000	4,027
Shell International Finance BV 4.00% 2014	5,000	5,372
		20,557

INDUSTRIALS — 0.10%
Burlington Northern Santa Fe Corp. 6.75% 2011	8,442	8,690
PACCAR Inc, Series A, 6.375% 2012	5,000	5,277
Union Pacific Corp. 5.125% 2014	3,830	4,184
		18,151

CONSUMER DISCRETIONARY — 0.73%
Black & Decker Corp. 8.95% 2014	18,000	21,497
Staples, Inc. 7.75% 2011	9,380	9,484
Staples, Inc. 9.75% 2014	81,450	99,323
Time Warner Cable Inc. 6.20% 2013	3,985	4,422
		134,726

CONSUMER STAPLES — 0.04%
Avon Products, Inc. 5.625% 2014	5,000	5,546
Kraft Foods Inc. 2.625% 2013	2,555	2,634
		8,180

HEALTH CARE — 0.06%
Aetna Inc. 5.75% 2011	1,962	1,999
Aetna Inc. 7.875% 2011	435	438
Cardinal Health, Inc. 5.65% 2012	2,800	2,953
Pfizer Inc 4.45% 2012	5,000	5,214
		10,604

FINANCIALS — 0.90%
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	5,000	5,441
American Express Bank 5.55% 2012	28,250	30,180
American Express Centurion Bank 5.55% 2012	18,870	20,159
Bank of America Corp. 6.50% 2016	5,000	5,541
Citigroup Inc. 6.125% 2017	5,000	5,493
ERP Operating LP 5.125% 2016	2,400	2,614
ERP Operating LP 5.375% 2016	6,455	7,137
ERP Operating LP 5.75% 2017	39,855	44,112
ERP Operating LP 6.584% 2015	3,500	4,055
ERP Operating LP 7.125% 2017	5,000	5,897
HSBC Bank USA, NA 4.875% 2020	2,710	2,644
JPMorgan Chase & Co. 4.75% 2013	5,000	5,350
Kimco Realty Corp., Series C, 4.82% 2014	5,000	5,295
MetLife Global Funding I 5.125% 20144	3,000	3,277
New York Life Global Funding 2.25% 20124	5,000	5,123
ProLogis 6.875% 2020	3,060	3,426
UDR, Inc., Series A, 5.25% 2015	5,000	5,242
Westfield Group 5.75% 20154	5,000	5,476
		166,462

INFORMATION TECHNOLOGY — 0.08%
KLA-Tencor Corp. 6.90% 2018	13,700	15,154

TELECOMMUNICATION SERVICES — 0.17%
AT&T Inc. 4.85% 2014	5,000	5,439
Verizon Communications Inc. 5.55% 2014	5,000	5,546
Verizon Communications Inc. 8.50% 2018	15,000	19,586
		30,571

UTILITIES — 0.14%
FPL Group Capital, Inc. 7.875% 2015	20,000	24,052
Jersey Central Power & Light Co. 5.625% 2016	2,000	2,209
		26,261

MORTGAGE-BACKED OBLIGATIONS5 — 0.66%
Fannie Mae 3.00% 2025	4,949	4,841
Fannie Mae 3.50% 2025	14,720	14,825
Fannie Mae 3.50% 2025	14,928	15,035
Fannie Mae 4.00% 2024	17,213	17,731
Fannie Mae 4.00% 2025	12,288	12,668
Fannie Mae 4.50% 2024	34,012	35,626
Fannie Mae 5.00% 2039	20,904	21,967
		122,693

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 0.62%
Fannie Mae 1.00% 2013	17,500	17,489
Fannie Mae 2.50% 2014	25,775	26,723
Freddie Mac 1.75% 2012	25,240	25,684
U.S. Treasury 1.75% 2014	10,000	10,223
U.S. Treasury 2.25% 2014	2,000	2,074
U.S. Treasury 3.50% 2020	5,000	5,100
U.S. Treasury 4.25% 2013	10,000	10,884
U.S. Treasury 7.50% 2016	5,000	6,437
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.625% 2012	10,000	10,364
		114,978

Total bonds & notes (cost: $602,089,000)		668,337

Short-term securities — 7.48%

Coca-Cola Co. 0.20%–0.22% due 2/16–2/28/20114	47,000	46,995
Fannie Mae 0.19%–0.502% due 5/3–9/1/2011	117,100	117,023
Federal Farm Credit Banks 0.18% due 6/13/2011	25,000	24,984
Federal Home Loan Bank 0.155%–0.301% due 2/2–12/2/2011	247,924	247,813
Freddie Mac 0.145%–0.266% due 2/7–9/29/2011	533,539	533,113
General Electric Capital Corp. 0.17% due 2/1/2011	38,100	38,100
General Electric Capital Services, Inc. 0.23% due 2/9/2011	50,000	49,997
Honeywell International Inc. 0.20% due 2/22/20114	30,000	29,996
Straight-A Funding LLC 0.25% due 4/11/20114	65,300	65,266
U.S. Treasury Bills 0.146%–0.215% due 2/24–11/17/2011	230,900	230,709

Total short-term securities (cost: $1,383,840,000)		1,383,996

Total investment securities (cost: $15,641,652,000)		18,456,240
Other assets less liabilities		53,852

Net assets		$18,510,092

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Coupon rate may change periodically.
3Valued under fair value procedures adopted by authority of the board of trustees. The value of this security was $4,103,000, which represented .02% of the net assets of the fund.
4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $156,133,000, which represented .84% of the net assets of the fund.
5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specfic deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total

Common stocks:
Energy	$1,822,682	$—	$—	$1,822,682
Materials	714,399	—	—	714,399
Industrials	2,840,639	—	—	2,840,639
Consumer discretionary	1,917,814	—	—	1,917,814
Consumer staples	999,217	—	—	999,217
Health care	1,512,915	—	—	1,512,915
Financials	956,567	—	—	956,567
Information technology	2,517,047	—	—	2,517,047
Telecommunication services	1,208,450	—	—	1,208,450
Utilities	1,132,977	—	—	1,132,977
Miscellaneous	493,248	—	—	493,248
Preferred stocks	251,269	—	—	251,269
Convertible securities	32,580	4,103	—	36,683
Bonds & notes	—	668,337	—	668,337
Short-term securities	—	1,383,996	—	1,383,996
Total	$16,399,804	$2,056,436	$—	$18,456,240

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$3,237,951
Gross unrealized depreciation on investment securities	(459,046)
Net unrealized appreciation on investment securities	2,778,905
Cost of investment securities for federal income tax purposes	15,677,335

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-903-0311O-S25572

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and Principal Executive Officer

Date: March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman and Principal Executive Officer

Date: March 31, 2011

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: March 31, 2011